REVENUE EARNING DEVICES	3 Months Ended	12 Months Ended
	May 31, 2026	Feb. 28, 2026
Revenue Earning Devices
REVENUE EARNING DEVICES

7. REVENUE EARNING DEVICES

Revenue earning devices consisted of the following:

	May 31, 2026	February 28, 2026
Revenue earning devices	$8,632,012	$8,355,295
Less: Accumulated depreciation	(3,781,667)	(3,257,668)
	$4,850,345	$5,097,627

During the three months ended May 31, 2026, the Company made total additions to revenue earning devices of $276,717 which were transfers from inventory. During the three months ended May 31, 2025, the Company made total additions to revenue earning devices of $895,547 which were transfers from inventory

Depreciation and amortization for the years ended May 31, 2026, and May 31, 2025, are as follows:

Depreciation and Amortization RED	Three Months Ended May 31 2026	Three Months Ended May 31, 2025

Cost of Goods Sold	$513,195	$447,955
Operating expenses	10,804	4,104
Total Depreciation and Amortization RED	$523,999	$452,059

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

6. REVENUE EARNING DEVICES

Revenue earning devices (RED) consisted of the following:

	February 28, 2026	February 28, 2025
Revenue earning devices	$8,355,295	$6,831,352
Less: Accumulated depreciation	(3,257,668)	(2,292,172)
	$5,097,627	$4,539,180

During the year ended February 28, 2026, the Company made total additions to revenue earning devices of $2,632,720 which were transferred from inventory. For the year ended February 28, 2026, the Company disposed of assets with a value $1,108,776 and related accumulated depreciation $1,037,839 with a net book value of $70,937 for zero net proceeds..

During the year ended February 28, 2025, the Company made total additions to revenue earning devices of $3,398,505 which were transferred from inventory. There was no permanent impairment on revenue earning services for the year ended February 28, 2025.

Depreciation and amortization for the years ended February 28, 2026, and February 28, 2025, are as follows:

Depreciation and Amortization RED	Year Ended February 28, 2026	Year Ended February 28, 2025

Cost of Goods Sold	$1,981,679	$1,051,498
Operating expenses	91,811	287,830
Total Depreciation and Amortization RED	$2,073,490	$1,339,328

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS